Inventories (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventory [Line Items]
Raw materials and consumables	€ 106.7	€ 125.6
Work in progress	63.7	67.0
Finished goods and goods for resale	271.1	253.8
Total inventories	441.5	446.4
Inventory valuation, hedge account basis adjustment	(9.4)	(4.2)	€ (55.2)
Inventory write-down	10.4	13.6	11.5
Increase (decrease) through transfers and other changes, property, plant and equipment	9.7
Cost
Inventory [Line Items]
Increase (decrease) through transfers and other changes, property, plant and equipment	9.7
Cost | Plant and equipment
Inventory [Line Items]
Increase (decrease) through transfers and other changes, property, plant and equipment	9.7
Other reserves
Inventory [Line Items]
Inventory valuation, hedge account basis adjustment	(9.4)	(4.2)	€ 55.2
Inventory | Other reserves
Inventory [Line Items]
Inventory valuation, hedge account basis adjustment	€ (0.3)	€ (0.4)